Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
OPERATING EXPENSES
General and administrative	$ 1,988,972	$ 1,061,850	$ 3,262,544	$ 1,510,835	$ 2,904,104	$ 2,559,127
Research and development	316,565	168,673	1,391,565	335,553	1,291,615	622,741
Total operating expenses	2,305,537	1,230,523	4,654,109	1,846,388	4,195,719	3,181,868
Loss from operations	(2,305,537)	(1,230,523)	(4,654,109)	(1,846,388)	(4,195,719)	(3,181,868)
OTHER (EXPENSE) INCOME
Interest expense	(34,049)	(43,261)	(64,748)	(83,891)	(147,934)	(124,644)
Other income (expense), net	(3,833)	4,000	(3,833)	4,000	4,000
Total other income					(143,934)	(124,644)
Loss before tax provision	(2,343,419)	(1,269,784)	(4,722,690)	(1,926,279)	(4,339,653)	(3,306,512)
Benefit from income taxes
Net loss	$ (2,343,419)	$ (1,269,784)	$ (4,722,690)	$ (1,926,279)	$ (4,339,653)	$ (3,306,512)
Basic and diluted net loss per share (in Dollars per share)	$ (0.47)	$ (0.41)	$ (1.06)	$ (0.63)	$ (1.40)	$ (1.13)
Basic and diluted weighted average common stock outstanding (in Shares)	4,958,999	3,086,384	4,454,877	3,065,636	3,107,502	2,929,005